Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,119,999.52
Previously Paid Amount	0.00
Total Fee Amount	568.97
Total Offset Amount	0.00
Net Fee	$ 568.97
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A